Equity (Q2) (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Summary of Stock Option Activity

Stock option activity during the six months ended December 31, 2019 was as follows:

Number of Underlying Stock Options

Outstanding at June 30, 2019	166,477
Granted	—
Exercised	—
Forfeited	(15,709)
Outstanding at December 31, 2019	150,768
Exercisable at December 31, 2019	150,418

Stock option activity during the two years ended June 30, 2019 and 2018 were as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding at June 30, 2017	182,717	$64.40	5.5	$0.10
Granted	42,881	27.28
Exercised	—	—
Cancelled/forfeited	(10,546)	66.64
Outstanding at June 30, 2018	215,052	56.91	5.4	$0.02
Granted	—	—
Exercised	—	—
Cancelled/forfeited	(48,575)	43.84
Outstanding at June 30, 2019	166,477	60.73	4.5	$0.00
Exercisable at June 30, 2019	166,127	60.73	4.5	$0.00

Summary of Stock Warrants Activity

Stock warrants activity during the six months ended December 31, 2019 were as follows:

Number of Underlying Warrants

Outstanding at June 30, 2019	212,638
Granted	1,733,338
Exercised	(134,528)
Forfeited	—
Outstanding at December 31, 2019	1,811,448
Exercisable at December 31, 2019	1,811,448

Stock warrants activity during the two years ended June 30, 2019 and 2018 were as follows:

	Number of Stock Warrants	Weighted Average Exercise Price
Outstanding at June 30, 2017	161,180	$110.72
Granted	140,000	31.84
Exercised	—	—
Cancelled/forfeited	(91,667)	130.08
Outstanding at June 30, 2018	209,513	49.44
Granted	12,500	10.40
Exercised	—	—
Cancelled/forfeited	(9,375)	10.40
Outstanding at June 30, 2019	212,638	48.86
Exercisable at June 30, 2019	212,638	48.86

Schedule of Warrants Assumptions Under Black-Scholes-Morton Method
The following is the weighted average of the assumptions used in calculating the fair value of the warrants modified using the Black-Scholes-Morton method:

Risk-free rate of return	1.68%
Expected life of warrant	0.57 years
Expected dividend yield	0.00%
Expected volatility of stock	129%
Weighted-average grant date fair value	$0.41

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation
The following table presents stock- based expense attributable to stock option awards issued under the Incentive Plans and attributable to warrants and common stocks issued to consulting firms (in thousands):

	Year Ended June 30,
	2019	2018
Incentive Plans	$273	$1,045
Common Stock and Warrants	98	213
Total stock-based compensation expense	$371	$1,258

2015 Incentive Plan [Member]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation
The following table presents stock based compensation expense attributable to stock option awards issued under the 2015 Incentive Plan and attributable to warrants and common stock issued to consulting advisors as compensation (in thousands):

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2019	2018	2019	2018

2005 and 2015 Incentive Plans	$1	$75	$1	$218
Warrants and common stock	576	27	576	98
Total stock-based compensation expense	$577	$102	$577	$316

Market Development Consulting Group, Inc. [Member]
Schedule of Warrants Assumptions Under Black-Scholes-Morton Method

The fair value of the Warrants issued to MDC were estimated at the date of grant using Black-Scholes-Morton model with the following weighted-average assumptions:

Risk-free rate of return	1.67%
Expected life of warrant	10 years
Expected dividend yield	0.00%
Expected volatility of stock	90%
Weighted-average grant date fair value	$1.47